FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of hedging instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of December 31, 2017 and 2016:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2017	Interest rate caps of US$ LIBOR debt	$1,958	2.3% - 3.5%	May 2018 - Oct. 2020	$1
	Interest rate swaps of US$ LIBOR debt	1,692	0.7% - 2.2%	Jun. 2018 - Mar. 2022	19
	Interest rate caps of £ LIBOR debt	452	1.3%	Dec. 2019	—
	Interest rate swaps of £ LIBOR debt	71	1.5%	Apr. 2020	1
	Interest rate swaps of C$ LIBOR debt	50	3.7% - 4.3%	Nov. 2021	1
	Interest rate swaps on forecasted fixed rate debt	100	4.0%	Jun. 2029	(13)
Dec. 31, 2016	Interest rate caps of US$ LIBOR debt	$4,933	2.5% - 5.8%	Jan. 2017 - Jun. 2020	$—
	Interest rate swaps of US$ LIBOR debt	502	1.5% - 2.2%	Jun. 2018 - Nov. 2020	(6)
	Interest rate caps of £ LIBOR debt	37	2.5%	Aug. 2017	—
	Interest rate swaps of £ LIBOR debt	85	1.0% - 1.5%	Apr. 2020 - Jun. 2021	2
	Interest rate swaps of € EURIBOR debt	146	0.3% - 1.4%	Oct. 2017 - Apr. 2021	(4)
	Interest rate swaps of C$ LIBOR debt	44	3.7%	Nov. 2021	—
	Interest rate swaps of A$ BBSW/BBSY debt	65	1.9%	Jul. 2017	(1)
	Interest rate swaps on forecasted fixed rate debt	300	3.7% - 4.0%	Jun. 2027 - Jun. 2029	(34)
The following table presents the partnership’s outstanding derivatives that are designated as net investment hedges in foreign subsidiaries or cash flow hedges as of December 31, 2017 and 2016:

(US$ Millions)	Hedging item	Net Notional		Rates	Maturity dates	Fair value
Dec. 31, 2017	Net investment hedges		€191	€0.83/$ - €0.92/$	Jan. 2018 - Dec. 2018	(7)
	Net investment hedges		£2,923	£0.73/$ - £0.81/$	Jan. 2018 - Jan. 2019	(237)
	Net investment hedges	A$	768	A$1.26/$ - A$1.38/$	Jan. 2018 - Feb. 2019	(21)
	Net investment hedges	C¥	1,165	C¥6.71/$ - C¥7.09/$	Jan. 2018 - Dec. 2018	(7)
	Net investment hedges	C$	127	C$1.25/$ - C$1.26/$	Oct. 2018 - Dec. 2018	—
	Cash flow hedges	C$	150	C$1.27/$	Apr. 2018	1
	Net investment hedges	₩	616,289	₩1,084.95/$ - ₩1,127.75/$	Aug. 2018 - Jan. 2019	(26)
	Cash flow hedges	Rs	771	Rs65.24/$	Mar. 2018	—
Dec. 31, 2016	Net investment hedges		€600	€0.87/$ - €0.94/$	Feb. 2017 - Feb. 2018	$8
	Net investment hedges		£3,664	£0.68/$ - £0.82/$	Jan. 2017 - Jan. 2018	(18)
	Net investment hedges	A$	1,967	A$1.32/$ - A$1.41/$	Jan. 2017 - Dec. 2017	36
	Net investment hedges	C¥	1,750	C¥6.77/$ - C¥7.20/$	Feb. 2017 - Dec. 2017	7
	Net investment hedges	R$	—	R$3.27/$ - R$3.83/$	Jan. 2017 - Feb. 2017	(9)
	Cash flow hedges	R$	500	R$3.35/$	Mar. 2017	1
	Net investment hedges	₩	585,600	₩1,135.30/$ - ₩1,167.90/$	Sep. 2017 - Dec. 2017	22
	Cash flow hedges	Rs	12,500	Rs67.84/$ - Rs70.60/$	Feb. 2017 - Sep. 2017	1

Disclosure of other derivatives
The following tables provide detail of the partnership’s other derivatives that have been entered into to manage financial risks as of December 31, 2017 and 2016:

(US$ millions)	Derivative type	Notional	Maturity dates	Rates	Fair value
Dec. 31, 2017	Interest rate caps	$5,351	Jan. 2018 - Oct. 2020	2.5% - 5.8%	$1
	Interest rate swaps on forecasted fixed rate debt	1,660	Jun. 2028 - Dec. 2029	1.9% - 6.0%	(194)
	Interest rate swaps of US$ LIBOR debt	1,050	Sep. 2018 - Nov. 2020	1.4% - 1.6%	10
	Interest rate swaptions	560	Jun. 2018 - Nov. 2018	1.0%	—
Dec. 31, 2016	Interest rate swaps on forecasted fixed rate debt	$1,460	Jun. 2018 - Nov. 2028	1.9% - 6.0%	$(172)
	Interest rate caps	350	Jul. 2017	3.3%	—
	Interest rate swaptions	1,660	Jun. 2017 - Nov. 2018	1.0%	2

(US$ Millions)	Derivative type		Notional	Maturity dates	Strike prices	Fair value
Dec. 31, 2015	Foreign currency call	A$	175	Mar. 2016	A$1.22/$	—
	Foreign currency call	A$	275	Apr. 2016	A$1.25/$	—
	Foreign currency put		£370	Jan. 2016	£0.71/$	—
	Foreign currency put		£200	Mar. 2016	£0.71/$	(1)
	Foreign currency call	A$	150	Apr. 2016	A$1.22/$	—
	Foreign currency call	A$	150	Apr. 2016	A$1.22/$	—
	Foreign currency call	A$	250	Apr. 2016	A$1.22/$	—

Disclosure of financial assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

			Dec. 31, 2017		Dec. 31, 2016
(US$ Millions)	Classification	Measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Participating loan interests	Loans and receivables	Amortized cost	$517	$517	$471	$471
Loans and notes receivable	Loans and receivables	Amortized cost	185	185	73	73
Other non-current assets
Securities designated as FVTPL	FVTPL	Fair value	174	174	37	37
Derivative assets	FVTPL	Fair value	48	48	12	12
Securities designated as AFS	AFS	Fair value	150	150	168	168
Restricted cash	Loans and receivables	Amortized cost	153	153	104	104
Accounts receivable and other
Derivative assets	FVTPL	Fair value	37	37	1,338	1,338
Other receivables(1)	Loans and receivables	Amortized cost	773	773	1,256	1,256
Cash and cash equivalents	Loans and receivables	Amortized cost	1,491	1,491	1,456	1,456
Total financial assets			$3,528	$3,528	$4,915	$4,915
Financial liabilities
Debt obligations(2)	Other liabilities	Amortized cost	$37,991	$38,726	$33,579	$33,900
Capital securities	Other liabilities	Amortized cost	3,352	3,358	3,377	3,379
Capital securities - fund subsidiaries	Other liabilities	FVTPL	813	813	794	794
Other non-current liabilities
Loan payable	FVTPL	Fair value	23	23	26	26
Other non-current financial liabilities	Other liabilities	Amortized cost(3)	160	160	985	985
Accounts payable and other liabilities(4)	Other liabilities	Amortized cost(5)	2,783	2,783	2,750	2,750
Total financial liabilities			$45,122	$45,863	$41,511	$41,834

(1)
Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $105 million and $1 million as of December 31, 2017 and December 31, 2016, respectively.

(2)
Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $1,107 million and $60 million as of December 31, 2017 and December 31, 2016, respectively.

(3)	Includes derivative liabilities measured at fair value of approximately $160 million and $22 million as of December 31, 2017 and December 31, 2016, respectively.

(4)
Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $209 million and $1 million as of December 31, 2017 and December 31, 2016, respectively.

(5)	Includes derivative liabilities measured at fair value of approximately $399 million and $242 million as of December 31, 2017 and December 31, 2016, respectively.

Disclosure of financial liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

			Dec. 31, 2017		Dec. 31, 2016
(US$ Millions)	Classification	Measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Participating loan interests	Loans and receivables	Amortized cost	$517	$517	$471	$471
Loans and notes receivable	Loans and receivables	Amortized cost	185	185	73	73
Other non-current assets
Securities designated as FVTPL	FVTPL	Fair value	174	174	37	37
Derivative assets	FVTPL	Fair value	48	48	12	12
Securities designated as AFS	AFS	Fair value	150	150	168	168
Restricted cash	Loans and receivables	Amortized cost	153	153	104	104
Accounts receivable and other
Derivative assets	FVTPL	Fair value	37	37	1,338	1,338
Other receivables(1)	Loans and receivables	Amortized cost	773	773	1,256	1,256
Cash and cash equivalents	Loans and receivables	Amortized cost	1,491	1,491	1,456	1,456
Total financial assets			$3,528	$3,528	$4,915	$4,915
Financial liabilities
Debt obligations(2)	Other liabilities	Amortized cost	$37,991	$38,726	$33,579	$33,900
Capital securities	Other liabilities	Amortized cost	3,352	3,358	3,377	3,379
Capital securities - fund subsidiaries	Other liabilities	FVTPL	813	813	794	794
Other non-current liabilities
Loan payable	FVTPL	Fair value	23	23	26	26
Other non-current financial liabilities	Other liabilities	Amortized cost(3)	160	160	985	985
Accounts payable and other liabilities(4)	Other liabilities	Amortized cost(5)	2,783	2,783	2,750	2,750
Total financial liabilities			$45,122	$45,863	$41,511	$41,834

(1)
Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $105 million and $1 million as of December 31, 2017 and December 31, 2016, respectively.

(2)
Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $1,107 million and $60 million as of December 31, 2017 and December 31, 2016, respectively.

(3)	Includes derivative liabilities measured at fair value of approximately $160 million and $22 million as of December 31, 2017 and December 31, 2016, respectively.

(4)
Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $209 million and $1 million as of December 31, 2017 and December 31, 2016, respectively.

(5)	Includes derivative liabilities measured at fair value of approximately $399 million and $242 million as of December 31, 2017 and December 31, 2016, respectively.

Disclosure of fair value measurement of assets
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(j) above.

	Dec. 31, 2017				Dec. 31, 2016
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$14,259	$568	$—	$—	$16,142	$387
Canada	—	—	4,493	104	—	—	4,015	598
Australia	—	—	2,472	8	—	—	2,112	—
Europe	—	—	120	920	—	—	583	1,247
Brazil	—	—	327	—	—	—	250	65
Opportunistic
Opportunistic Office	—	—	8,359	231	—	—	5,645	208
Opportunistic Retail	—	—	3,406	6	—	—	4,214	3
Industrial	—	—	1,409	533	—	—	2,173	505
Multifamily	—	—	3,925	—	—	—	3,574	—
Triple Net Lease	—	—	4,804	—	—	—	4,790	—
Self-storage	—	—	1,796	58	—	—	1,592	32
Student Housing	—	—	1,204	149	—	—	609	40
Manufactured Housing	—	—	2,206	—	—	—	—	—
Total	$—	$—	$48,780	$2,577	$—	$—	$45,699	$3,085
The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for December 31, 2017, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Dec. 31, 2017
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	$795
Canada	251
Australia	141
Brazil	36
Opportunistic
Opportunistic Office	286
Opportunistic Retail	116
Industrial	78
Multifamily	196
Triple Net Lease	166
Self-storage	69
Student Housing	55
Manufactured Housing	91
Total	$2,280
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2017 and 2016:

	Dec. 31, 2017		Dec. 31, 2016
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$1,605	$26	$1,696	$26
Additions	144	—	47	—
Dispositions/ Warrant exercise(1)	(986)	—	(31)	—
Fair value gains, net and OCI	(216)	(3)	(107)	—
Other	(14)	—	—	—
Balance, end of year	$533	$23	$1,605	$26

(1)	In the fourth quarter of 2017, the partnership exercised all of its outstanding warrants of GGP. See Note 7, Equity Accounted Investments, for more information.

The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2017				Dec. 31, 2016
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests – embedded derivative	$—	$—	$209	$209	$—	$—	$146	$146
Securities designated as FVTPL	—	—	174	174	—	—	37	37
Securities designated as AFS	—	—	150	150	—	—	168	168
Derivative assets	—	85	—	85	—	96	1,254	1,350
Total financial assets	$—	$85	$533	$618	$—	$96	$1,605	$1,701

Financial liabilities
Accounts payable and non-current other liabilities	$—	$559	$—	$559	$—	$264	$—	$264
Loan payable	—	—	23	23	—	—	26	26
Total financial liabilities	$—	$559	$23	$582	$—	$264	$26	$290

Disclosure of fair value measurement of liabilities
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2017				Dec. 31, 2016
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests – embedded derivative	$—	$—	$209	$209	$—	$—	$146	$146
Securities designated as FVTPL	—	—	174	174	—	—	37	37
Securities designated as AFS	—	—	150	150	—	—	168	168
Derivative assets	—	85	—	85	—	96	1,254	1,350
Total financial assets	$—	$85	$533	$618	$—	$96	$1,605	$1,701

Financial liabilities
Accounts payable and non-current other liabilities	$—	$559	$—	$559	$—	$264	$—	$264
Loan payable	—	—	23	23	—	—	26	26
Total financial liabilities	$—	$559	$23	$582	$—	$264	$26	$290
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2017 and 2016:

	Dec. 31, 2017		Dec. 31, 2016
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$1,605	$26	$1,696	$26
Additions	144	—	47	—
Dispositions/ Warrant exercise(1)	(986)	—	(31)	—
Fair value gains, net and OCI	(216)	(3)	(107)	—
Other	(14)	—	—	—
Balance, end of year	$533	$23	$1,605	$26

(1)	In the fourth quarter of 2017, the partnership exercised all of its outstanding warrants of GGP. See Note 7, Equity Accounted Investments, for more information.

Disclosure of valuation techniques and inputs for fair value assets
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2017			Dec. 31, 2016
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office
United States	Discounted cash flow	7.0%	5.8%	13	6.8%	5.6%	12
Canada	Discounted cash flow	6.1%	5.5%	10	6.2%	5.5%	10
Australia	Discounted cash flow	7.0%	6.1%	10	7.3%	6.1%	10
Europe	Discounted cash flow	—%	—%	—	6.0%	5.0%	12
Brazil	Discounted cash flow	9.7%	7.6%	7	9.3%	7.5%	10
Opportunistic Office	Discounted cash flow	9.7%	6.9%	8	9.9%	7.6%	7
Opportunistic Retail	Discounted cash flow	9.0%	8.0%	10	10.2%	8.1%	12
Industrial	Discounted cash flow	6.8%	6.2%	10	7.4%	6.6%	10
Multifamily(1)	Direct capitalization	4.8%	n/a	n/a	4.9%	n/a	n/a
Triple Net Lease(1)	Direct capitalization	6.4%	n/a	n/a	6.1%	n/a	n/a
Self-storage(1)	Direct capitalization	5.8%	n/a	n/a	6.2%	n/a	n/a
Student Housing(1)	Direct capitalization	5.8%	n/a	n/a	5.9%	n/a	n/a
Manufactured Housing(1)	Direct capitalization	5.8%	n/a	n/a	n/a	n/a	n/a

(1)	In the third quarter of 2017, 20 Canada Square in London was sold. The remaining European properties are valued on a residual land value method.

(2)
The valuation method used to value multifamily, triple net lease, self-storage, student housing and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Participating loan interests - embedded derivative	Discounted cash flow model	(a) Discount rate (b) Terminal capitalization rate	(a) Decreases (increases) in the discount rate would increase (decrease) fair value (b) Increases (decreases) in the terminal capitalization rate would (decrease) increase fair value
Securities designated as FVTPL/AFS	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value
Warrants	Black-Scholes model	(a) Term to maturity (b) Volatility (c) Risk free interest rate
(a) Increases (decreases) in term to maturity would increase (decrease) fair value
(b) Increases (decreases) in volatility would increase (decrease) fair value
(c) Increases (decreases) in the risk free interest rate would increase (decrease) fair value

Disclosure of valuation techniques and inputs for fair value liabilities
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Participating loan interests - embedded derivative	Discounted cash flow model	(a) Discount rate (b) Terminal capitalization rate	(a) Decreases (increases) in the discount rate would increase (decrease) fair value (b) Increases (decreases) in the terminal capitalization rate would (decrease) increase fair value
Securities designated as FVTPL/AFS	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value
Warrants	Black-Scholes model	(a) Term to maturity (b) Volatility (c) Risk free interest rate
(a) Increases (decreases) in term to maturity would increase (decrease) fair value
(b) Increases (decreases) in volatility would increase (decrease) fair value
(c) Increases (decreases) in the risk free interest rate would increase (decrease) fair value

Disclosure of interest rate and foreign currency risk
The following table outlines the impact on interest expense of a 100 basis point increase or decrease in interest rates on the partnership’s variable rate liabilities and fixed rate debt maturing within one year:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Variable rate property debt	$195	$169
Fixed rate property debt due within one year	7	24
Total	$202	$193

Disclosure of sensitivity analysis for types of market risk
The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	Dec. 31, 2017
(Millions)	Equity attributable to Unitholders(1)		OCI	Net income
Canadian Dollar(2)	C$	4	$—	$—
Australian Dollar	A$	2,679	(209)	—
British Pound		£3,719	(503)	—
Euro		€213	(26)	—
Brazilian Real	R$	2,591	(78)	—
Indian Rupee	Rs	15,904	(25)	—
Hong Kong Dollar	HK$	(75)	1	—
Chinese Yuan	C¥	1,207	(19)	—
South Korean Won	₩	232,345	(22)	—
United Arab Emirates Dirham	AED	451	(12)	—
Total			$(893)	$—

(1)	As of December 31, 2017, Unitholders are defined as holders of the GP Units, LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, and Exchange LP Units.

(2)	Net of Canadian Dollar denominated loans.

	Dec. 31, 2016
(Millions)	Equity attributable to Unitholders(1)		OCI	Net income
Canadian Dollar(2)	C$	(329)	$25	$—
Australian Dollar	A$	2,344	(169)	—
British Pound		£3,749	(463)	—
Euro		€326	(34)	—
Brazilian Real	R$	1,941	(60)	—
Indian Rupee	Rs	10,436	(15)	—
Hong Kong Dollar	HK$	(77)	1	—
Chinese Yuan	C¥	1,001	(16)	—
South Korean Won	₩	$147,052	$(12)	$—
Total			$(743)	$—

(1)	As of December 31, 2016, Unitholders are defined as holders of the GP Units, LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, and Exchange LP Units.

(1)	Net of Canadian Dollar denominated loans.

	Dec. 31, 2015
(Millions)	Equity attributable to Unitholders(1)		OCI	Net income
Canadian Dollar(2)	C$	(268)	$19	$—
Australian Dollar	A$	2,721	(198)	—
British Pound		£3,620	(533)	—
Euro		€588	(64)	—
Brazilian Real	R$	1,725	(44)	—
New Zealand Dollar	NZ$	29	(2)	—
Indian Rupee	Rs	9,166	(14)	—
Chinese Yuan	C¥	1,268	$(20)	$—
Total			$(856)	$—

(1)	As of December 31, 2015, Unitholders are defined as holders of the GP Units, LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, and Exchange LP Units.

(1)	Net of Canadian Dollar denominated loans.